Disposition of Feng Hui (Tables)	12 Months Ended
Dec. 31, 2019
Desposition Of Feng Hui [Abstract]
Schedule of operations and comprehensive income (loss)
Fair value

Consideration in exchange for the disposal	$1,435,132
Less: Net liabilities (comprised of assets of $1,593,879 and liabilities of $57,601,524)	(56,007,645)
Gains from disposal	57,442,777
Other comprehensive loss	(2,691,969)
Net gain from discontinued operations	$54,750,808

Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet
	November 22, 2019	December 31, 2018
Carrying amounts of major classes of assets held for sale:
Cash	$12,397	$10,625
Loan receivable, net	1,557,568	25,623,079
Other assets	23,914	890,682
Total assets of disposal group classified as held for sale	$1,593,879	$26,524,386
Carrying amounts of major classes of liabilities held for sale:
Loans	$36,221,099	$40,346,674
Other current liabilities	20,611,079	14,851,106
Income tax payable	769,346	786,685
Liabilities directly associated with the assets classified as held for sale	$57,601,524	$55,984,465

Schedule of reconciliation of income from operations classified as discontinued operations
	For the Years Ended December 31,
	2019	2018	2017
Discontinued Operations
Total interest and fees income	$3,514	$141,921	$14,897,253
Total interest expenses	(6,314,400)	(6,870,408)	(7,367,549)
Provision for loan losses	(24,702,109)	(83,539,532)	(54,734,562)
Other operating expenses	3,108,205	(468,346)	(3,668,260)
Income tax expenses	-	-	(2,504,504)
Net gain from discontinued operations	54,750,808	-	-
Net income (loss) from discontinued operations	$26,846,018	$(90,736,365)	$(53,377,622)